Shareholder Report, Holdings (Details)	May 31, 2025
C000024768 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000024768 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000024768 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000024768 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000024768 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000024768 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024768 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024768 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000024770 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000024770 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000024770 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000024770 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000024770 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000024770 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024770 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024770 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000024771 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000024771 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000024771 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000024771 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000024771 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000024771 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000024771 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000024771 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000062220 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000062220 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000062220 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000062220 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000062220 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000062220 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000062220 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000062220 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.80%
C000173769 | Collaterized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000173769 | Common Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000173769 | Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000173769 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000173769 | Preferred Stock
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[5]
C000173769 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000173769 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000173769 | Corporate Debt Securities
Holdings [Line Items]
Percent of Net Asset Value	94.80%

[1]	Represents less than 0.1%.
[2]	Represents less than 0.1%.
[3]	Represents less than 0.1%.
[4]	Represents less than 0.1%.
[5]	Represents less than 0.1%.